UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10221

AB TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB International Value Fund

Portfolio of Investments

August 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Financials - 18.9%
Banks - 12.1%
Bank of Ireland Group PLC	294,562	$2,413,202
BNP Paribas SA	63,090	3,714,294
BOC Hong Kong Holdings Ltd.	791,500	3,865,522
DNB ASA	245,850	4,998,133
Erste Group Bank AG (a)	133,360	5,311,190
ICICI Bank Ltd.	464,580	2,240,765
Mitsubishi UFJ Financial Group, Inc.	759,500	4,590,935
Yes Bank Ltd.	268,151	1,300,121

		28,434,162

Capital Markets - 2.5%
Credit Suisse Group AG (a)	398,943	5,973,999

Consumer Finance - 1.2%
Hitachi Capital Corp.	103,800	2,887,798

Insurance - 3.1%
Allianz SE	23,090	4,921,444
PICC Property & Casualty Co., Ltd. - Class H	2,078,000	2,343,081

		7,264,525

		44,560,484

Consumer Discretionary - 17.7%
Auto Components - 5.7%
Hankook Tire Co., Ltd.	59,670	2,500,656
Magna International, Inc. - Class A	63,820	3,453,938
NGK Spark Plug Co., Ltd.	160,100	4,551,477
Valeo SA	66,720	3,028,190

		13,534,261

Automobiles - 5.1%
Honda Motor Co., Ltd.	125,900	3,729,561
Peugeot SA	170,050	4,685,620
Subaru Corp.	121,100	3,597,040

		12,012,221

Household Durables - 3.4%
Nikon Corp.	186,900	3,576,213
Panasonic Corp.	372,400	4,436,228

		8,012,441

Leisure Products - 1.1%
Amer Sports Oyj (a)	75,240	2,529,395

Textiles, Apparel & Luxury Goods - 2.4%
HUGO BOSS AG	36,360	2,903,627
Pandora A/S (b)	47,300	2,825,980

		5,729,607

		41,817,925

Materials - 11.5%
Chemicals - 5.0%
Air Water, Inc.	119,600	2,143,689

Company	Shares	U.S. $ Value
Incitec Pivot Ltd.	914,980	$2,580,654
Johnson Matthey PLC	82,019	3,724,852
Nippon Shokubai Co., Ltd.	45,400	3,344,072

		11,793,267

Construction Materials - 1.2%
Buzzi Unicem SpA	144,400	2,904,691

Containers & Packaging - 0.9%
BillerudKorsnas AB (b)	174,440	2,060,482

Metals & Mining - 4.4%
First Quantum Minerals Ltd.	154,050	1,932,413
Gerdau SA (Preference Shares)	603,600	2,376,996
Norsk Hydro ASA	665,400	3,668,836
Yamato Kogyo Co., Ltd.	86,200	2,475,824

		10,454,069

		27,212,509

Industrials - 10.9%
Aerospace & Defense - 5.3%
Airbus SE	47,777	5,897,626
BAE Systems PLC	450,510	3,545,054
MTU Aero Engines AG	13,930	3,059,630

		12,502,310

Airlines - 4.0%
Japan Airlines Co., Ltd.	127,800	4,605,602
Qantas Airways Ltd.	1,020,327	4,723,460

		9,329,062

Electrical Equipment - 0.8%
Signify NV (c)	65,883	1,857,146

Machinery - 0.8%
Glory Ltd.	75,100	2,001,687

		25,690,205

Information Technology - 10.3%
Communications Equipment - 1.8%
Nokia Oyj	774,090	4,320,443

Internet Software & Services - 1.2%
Yahoo Japan Corp. (b)	826,200	2,837,754

Semiconductors & Semiconductor Equipment - 3.8%
SCREEN Holdings Co., Ltd. (b)	37,100	2,808,442
SUMCO Corp.	122,800	2,193,357
Taiwan Semiconductor Manufacturing Co., Ltd.	479,000	4,013,392

		9,015,191

Software - 1.7%
Nintendo Co., Ltd.	11,200	4,031,442

Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co., Ltd.	94,500	4,107,975

		24,312,805

Company	Shares	U.S. $ Value
Consumer Staples - 10.2%
Beverages - 0.9%
Coca-Cola Bottlers Japan Holdings, Inc.	72,500	$2,055,065

Food Products - 2.8%
Orkla ASA	422,150	3,472,033
WH Group Ltd. (c)	4,188,500	3,163,279

		6,635,312

Household Products - 1.9%
Henkel AG & Co. KGaA (Preference Shares)	35,030	4,471,100

Tobacco - 4.6%
British American Tobacco PLC	141,510	6,843,035
Japan Tobacco, Inc.	159,000	4,180,307

		11,023,342

		24,184,819

Energy - 10.1%
Oil, Gas & Consumable Fuels - 10.1%
JXTG Holdings, Inc.	793,600	5,587,627
PetroChina Co., Ltd. - Class H	5,840,000	4,293,940
Repsol SA	187,610	3,608,281
Royal Dutch Shell PLC - (Euronext Amsterdam) - Class A	196,250	6,382,712
Royal Dutch Shell PLC - Class A	124,521	4,051,149

		23,923,709

Health Care - 5.0%
Pharmaceuticals - 5.0%
Novo Nordisk A/S - Class B	84,521	4,160,644
Ono Pharmaceutical Co., Ltd.	161,600	4,245,829
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	148,310	3,397,782

		11,804,255

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 3.1%
China Unicom Hong Kong Ltd.	3,160,000	3,685,399
Nippon Telegraph & Telephone Corp.	80,000	3,559,278

		7,244,677

Real Estate - 1.1%
Real Estate Management & Development - 1.1%
Aroundtown SA	297,460	2,652,066

Utilities - 1.0%
Electric Utilities - 1.0%
EDP - Energias de Portugal SA	623,173	2,433,326

Total Common Stocks (cost $217,028,562)		235,836,780

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $217,028,562)		$235,836,780

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
Investment Companies - 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (d)(e)(f) (cost $5,764,613)	5,764,613	5,764,613

Total Investments - 102.3% (cost $222,793,175) (g)		241,601,393
Other assets less liabilities - (2.3)%		(5,338,811)

Net Assets - 100.0%		$236,262,582

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	603	GBP	454	9/14/18	$(14,535)
Bank of America, NA	USD	305	CNY	2,097	10/25/18	1,377
Barclays Bank PLC	BRL	9,468	USD	2,534	9/05/18	209,612
Barclays Bank PLC	USD	2,290	BRL	9,468	9/05/18	34,965
Barclays Bank PLC	TWD	79,910	USD	2,699	9/13/18	93,405
Barclays Bank PLC	GBP	424	USD	542	9/14/18	(7,890)
Barclays Bank PLC	JPY	157,916	USD	1,416	9/14/18	(6,455)
Barclays Bank PLC	USD	2,084	CAD	2,740	9/14/18	15,725
Barclays Bank PLC	USD	9,772	CHF	9,580	9/14/18	119,869
Barclays Bank PLC	USD	10,072	EUR	8,595	9/14/18	(88,653)
Barclays Bank PLC	USD	11,292	GBP	8,443	9/14/18	(342,567)
Barclays Bank PLC	USD	1,473	SEK	12,716	9/14/18	(81,423)
Barclays Bank PLC	INR	27,205	USD	390	12/13/18	11,566
Barclays Bank PLC	USD	982	CHF	966	12/14/18	23,553
BNP Paribas SA	CHF	680	USD	692	9/14/18	(10,397)
Citibank, NA	BRL	9,468	USD	2,290	9/05/18	(34,965)
Citibank, NA	USD	2,044	BRL	8,449	9/05/18	30,559
Citibank, NA	USD	261	BRL	1,019	9/05/18	(11,278)
Citibank, NA	CAD	11,471	USD	8,852	9/14/18	60,255
Citibank, NA	EUR	7,644	USD	8,925	9/14/18	46,309
Citibank, NA	USD	772	JPY	86,416	9/14/18	5,848
Citibank, NA	USD	1,262	RUB	80,135	9/27/18	(77,098)
Citibank, NA	BRL	8,449	USD	2,039	10/02/18	(29,473)
Citibank, NA	CNY	67,303	USD	9,985	10/25/18	157,827
Citibank, NA	KRW	5,904,326	USD	5,221	11/15/18	(79,204)
Citibank, NA	INR	18,414	USD	260	12/13/18	3,173
Citibank, NA	USD	4,060	EUR	3,524	12/14/18	62,859
Credit Suisse International	GBP	3,859	USD	4,933	9/14/18	(72,066)
Credit Suisse International	JPY	109,313	USD	996	9/14/18	11,113
Credit Suisse International	NOK	19,243	USD	2,358	9/14/18	62,139
Credit Suisse International	SEK	22,618	USD	2,527	9/14/18	51,715
Credit Suisse International	USD	3,906	CHF	3,839	9/14/18	57,575
Credit Suisse International	USD	2,266	NOK	18,799	9/14/18	(23,437)
Credit Suisse International	USD	2,438	SEK	20,866	9/14/18	(154,542)
Credit Suisse International	NOK	22,378	USD	2,691	12/14/18	11,789
Credit Suisse International	USD	4,876	SEK	44,021	12/14/18	(24,042)
Deutsche Bank AG	USD	1,479	GBP	1,114	9/14/18	(34,720)
Goldman Sachs Bank USA	CAD	710	USD	558	9/14/18	13,463
Goldman Sachs Bank USA	EUR	617	USD	721	9/14/18	4,768
Goldman Sachs Bank USA	USD	962	JPY	108,100	9/14/18	11,516

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	TWD	21,749	USD	736	9/13/18	$26,762
HSBC Bank USA	EUR	874	USD	1,018	9/14/18	3,268
HSBC Bank USA	JPY	1,706,583	USD	15,559	9/14/18	191,001
HSBC Bank USA	USD	1,789	GBP	1,327	9/14/18	(68,154)
HSBC Bank USA	USD	3,822	JPY	418,887	9/14/18	(50,259)
JPMorgan Chase Bank, NA	JPY	205,862	USD	1,887	9/14/18	33,135
JPMorgan Chase Bank, NA	SEK	16,816	USD	1,846	9/14/18	6,396
JPMorgan Chase Bank, NA	USD	505	GBP	377	9/14/18	(16,026)
JPMorgan Chase Bank, NA	USD	674	JPY	74,183	9/14/18	(5,625)
JPMorgan Chase Bank, NA	USD	284	CNY	1,972	10/25/18	4,072
JPMorgan Chase Bank, NA	JPY	512,083	USD	4,663	12/14/18	20,426
JPMorgan Chase Bank, NA	SEK	5,859	USD	648	12/14/18	2,208
Morgan Stanley & Co., Inc.	ILS	8,064	USD	2,256	9/14/18	17,768
Morgan Stanley & Co., Inc.	JPY	216,640	USD	1,993	9/14/18	42,427
Morgan Stanley & Co., Inc.	USD	2,493	AUD	3,305	9/14/18	(117,334)
Morgan Stanley & Co., Inc.	USD	1,807	GBP	1,377	9/14/18	(21,054)
Morgan Stanley & Co., Inc.	USD	735	JPY	82,562	9/14/18	8,789
Morgan Stanley & Co., Inc.	USD	1,003	JPY	110,751	9/14/18	(5,350)
Morgan Stanley & Co., Inc.	USD	665	SEK	5,852	9/14/18	(25,101)
Natwest Markets PLC	USD	9,018	EUR	7,606	9/14/18	(183,619)
Standard Chartered Bank	TWD	22,508	USD	737	9/13/18	3,276
Standard Chartered Bank	USD	484	TWD	14,749	9/13/18	(2,654)
Standard Chartered Bank	HKD	7,442	USD	950	9/14/18	1,273
Standard Chartered Bank	USD	6,500	AUD	8,613	9/14/18	(308,539)
Standard Chartered Bank	USD	804	HKD	6,309	9/14/18	(354)
Standard Chartered Bank	CNY	6,826	USD	990	10/25/18	(6,828)
Standard Chartered Bank	USD	1,418	KRW	1,602,461	11/15/18	20,893
Standard Chartered Bank	INR	197,193	USD	2,836	12/13/18	90,089
State Street Bank & Trust Co.	CAD	573	USD	449	9/14/18	9,379
State Street Bank & Trust Co.	CAD	514	USD	391	9/14/18	(3,407)
State Street Bank & Trust Co.	CHF	434	USD	440	9/14/18	(8,373)
State Street Bank & Trust Co.	EUR	5,146	USD	6,029	9/14/18	51,994
State Street Bank & Trust Co.	EUR	1,198	USD	1,373	9/14/18	(18,250)
State Street Bank & Trust Co.	HKD	3,430	USD	438	9/14/18	517
State Street Bank & Trust Co.	ILS	1,016	USD	285	9/14/18	3,346
State Street Bank & Trust Co.	JPY	129,879	USD	1,178	9/14/18	8,177
State Street Bank & Trust Co.	NOK	14,226	USD	1,754	9/14/18	56,613
State Street Bank & Trust Co.	USD	2,180	CAD	2,873	9/14/18	21,603
State Street Bank & Trust Co.	USD	260	CHF	254	9/14/18	2,679
State Street Bank & Trust Co.	USD	1,780	EUR	1,513	9/14/18	(22,183)
State Street Bank & Trust Co.	USD	1,616	GBP	1,205	9/14/18	(53,627)
State Street Bank & Trust Co.	USD	243	ILS	897	9/14/18	5,737
State Street Bank & Trust Co.	USD	1,056	JPY	115,920	9/14/18	(11,899)
State Street Bank & Trust Co.	USD	314	NOK	2,566	9/14/18	(8,216)
State Street Bank & Trust Co.	USD	482	NZD	686	9/14/18	(27,777)
State Street Bank & Trust Co.	USD	725	EUR	620	12/14/18	549
UBS AG	NOK	34,691	USD	4,320	9/14/18	182,162
UBS AG	USD	628	CAD	823	9/14/18	2,897
UBS AG	USD	963	GBP	705	9/14/18	(49,005)
UBS AG	USD	1,297	JPY	144,600	9/14/18	5,282
UBS AG	JPY	148,692	USD	1,350	12/14/18	2,280

						$(180,401)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $5,020,425 or 2.1% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,954,532 and gross unrealized depreciation of investments was $(17,326,715), resulting in net unrealized appreciation of $18,627,817.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown 1

August 31, 2018 (unaudited)

31.1%	Japan
10.4%	United Kingdom
7.6%	Germany
7.3%	France
5.2%	Norway
4.4%	China
3.1%	Australia
3.0%	Hong Kong
3.0%	Denmark
2.9%	Finland
2.8%	South Korea
2.5%	Switzerland
2.3%	Canada
2.3%	Austria
12.1%	Other

100.0%	Total Investments

1

All data are as of August 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Brazil, India, Ireland, Israel, Italy, Netherlands, Portugal, Spain, Sweden and Taiwan.

AB International Value Fund

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$	– 0	–	$44,560,484		$	– 0	–	$44,560,484
Consumer Discretionary		8,780,574		33,037,351			– 0	–	41,817,925
Materials		4,309,409		22,903,100			– 0	–	27,212,509
Industrials		– 0	–	25,690,205			– 0	–	25,690,205
Information Technology		– 0	–	24,312,805			– 0	–	24,312,805
Consumer Staples		– 0	–	24,184,819			– 0	–	24,184,819
Energy		– 0	–	23,923,709			– 0	–	23,923,709
Health Care		3,397,782		8,406,473			– 0	–	11,804,255
Telecommunication Services		– 0	–	7,244,677			– 0	–	7,244,677
Real Estate		– 0	–	2,652,066			– 0	–	2,652,066
Utilities		– 0	–	2,433,326			– 0	–	2,433,326
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		5,764,613		– 0	–		– 0	–	5,764,613

Total Investments in Securities		22,252,378		219,349,015	(a)		– 0	–	241,601,393
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts		– 0	–	1,925,978			– 0	–	1,925,978
Liabilities:
Forward Currency Exchange Contracts		– 0	–	(2,106,379)			– 0	–	(2,106,379)

Total (c)(d)		$22,252,378		$219,168,614		$	– 0	–	$241,420,992

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $10,691,156 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation by the third party vendor was not applied during the reporting period.
(d)	There were no transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio*	$14,372	$117,208	$125,815	$5,765	$96

*	Investments of cash collateral for securities lending transactions

AB Discovery Value Fund

Portfolio of Investments

August 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Financials - 22.7%
Banks - 11.2%
Associated Banc-Corp.	1,349,835	$36,783,004
Comerica, Inc.	497,130	48,460,232
Huntington Bancshares, Inc./OH	2,325,090	37,689,709
Sterling Bancorp/DE	1,880,530	42,970,110
Synovus Financial Corp.	761,660	38,128,700
Texas Capital Bancshares, Inc. (a)	388,080	34,500,312
Umpqua Holdings Corp.	2,027,183	43,381,716
Webster Financial Corp.	583,037	38,118,959
Zions Bancorporation	1,067,283	56,875,511

		376,908,253

Consumer Finance - 0.9%
OneMain Holdings, Inc. (a)	760,320	27,903,744

Insurance - 8.2%
American Financial Group, Inc./OH	358,804	39,956,414
Everest Re Group Ltd.	244,120	54,443,642
First American Financial Corp.	558,070	31,731,860
Hanover Insurance Group, Inc. (The)	204,100	25,000,209
Old Republic International Corp.	1,852,600	41,090,668
Reinsurance Group of America, Inc. - Class A	398,860	56,977,151
Selective Insurance Group, Inc.	438,204	28,132,697

		277,332,641

Thrifts & Mortgage Finance - 2.4%
BankUnited, Inc.	1,099,760	42,659,690
Essent Group Ltd. (a)	903,457	39,173,896

		81,833,586

		763,978,224

Industrials - 16.1%
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	376,470	22,927,023

Airlines - 3.7%
Alaska Air Group, Inc.	660,720	44,591,993
Hawaiian Holdings, Inc.	837,850	34,770,775
SkyWest, Inc.	708,743	46,280,918

		125,643,686

Commercial Services & Supplies - 0.9%
Steelcase, Inc. - Class A	2,088,292	30,489,063

Construction & Engineering - 3.4%
AECOM (a)	817,262	27,492,694
Granite Construction, Inc.	558,685	25,520,731
Quanta Services, Inc. (a)	1,038,940	35,936,934
Tutor Perini Corp. (a)	1,349,390	27,460,086

		116,410,445

Company	Shares	U.S. $ Value
Electrical Equipment - 2.4%
EnerSys	514,530	$42,700,845
Regal Beloit Corp.	455,340	38,111,958

		80,812,803

Machinery - 2.5%
Oshkosh Corp.	499,620	35,103,301
SPX FLOW, Inc. (a)	495,830	23,770,090
Terex Corp.	630,360	24,426,450

		83,299,841

Road & Rail - 0.8%
Werner Enterprises, Inc.	714,300	26,464,815

Trading Companies & Distributors - 1.7%
BMC Stock Holdings, Inc. (a)	1,076,890	24,230,025
MRC Global, Inc. (a)	1,624,860	33,488,365

		57,718,390

		543,766,066

Information Technology - 15.0%
Communications Equipment - 2.4%
Finisar Corp. (a)	1,829,860	37,329,144
Infinera Corp. (a)	2,079,882	18,614,944
NetScout Systems, Inc. (a)	1,074,360	26,859,000

		82,803,088

Electronic Equipment, Instruments & Components - 3.8%
Anixter International, Inc. (a)	459,052	33,097,649
Avnet, Inc.	927,160	44,874,544
CDW Corp./DE	238,010	20,840,156
Sanmina Corp. (a)	906,580	27,922,664

		126,735,013

IT Services - 3.4%
Amdocs Ltd.	502,680	32,814,951
Booz Allen Hamilton Holding Corp.	687,714	35,183,448
Genpact Ltd.	1,512,800	46,352,192

		114,350,591

Semiconductors & Semiconductor Equipment - 2.7%
Cypress Semiconductor Corp.	1,807,670	31,110,001
MaxLinear, Inc. - Class A (a)	1,069,568	20,621,271
Mellanox Technologies Ltd. (a)	196,554	16,353,293
Qorvo, Inc. (a)	278,234	22,283,761

		90,368,326

Software - 1.3%
Verint Systems, Inc. (a)	934,895	45,389,152

Technology Hardware, Storage & Peripherals - 1.4%
NCR Corp. (a)	1,621,350	46,062,553

		505,708,723

Company	Shares	U.S. $ Value
Consumer Discretionary - 10.4%
Auto Components - 1.9%
Cooper-Standard Holdings, Inc. (a)	320,861	$44,416,789
Lear Corp.	120,526	19,549,317

		63,966,106

Diversified Consumer Services - 1.4%
Houghton Mifflin Harcourt Co. (a)	2,076,440	13,393,038
Sotheby’s (a)	692,770	33,266,815

		46,659,853

Hotels, Restaurants & Leisure - 1.0%
Bloomin’ Brands, Inc.	1,750,520	33,785,036

Household Durables - 1.8%
Lennar Corp. - Class A	699,678	36,152,363
Taylor Morrison Home Corp. - Class A (a)	1,266,820	24,652,317

		60,804,680

Media - 0.5%
Scholastic Corp.	436,140	18,335,326

Specialty Retail - 2.3%
Burlington Stores, Inc. (a)	60,428	10,162,781
Michaels Cos., Inc. (The) (a)	1,583,070	26,896,359
Signet Jewelers Ltd.	644,790	41,395,518

		78,454,658

Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (a)	948,762	19,601,423
Deckers Outdoor Corp. (a)	65,040	7,924,473
Skechers U.S.A., Inc. - Class A (a)	717,910	21,163,987

		48,689,883

		350,695,542

Energy - 8.7%
Energy Equipment & Services - 3.3%
Dril-Quip, Inc. (a)	437,070	23,011,736
Helix Energy Solutions Group, Inc. (a)	1,584,170	14,827,831
Oil States International, Inc. (a)	1,051,170	35,582,104
Patterson-UTI Energy, Inc.	668,550	11,452,262
RPC, Inc. (b)	1,863,750	25,496,100

		110,370,033

Oil, Gas & Consumable Fuels - 5.4%
HollyFrontier Corp.	339,970	25,334,564
Oasis Petroleum, Inc. (a)	2,891,890	38,924,840
QEP Resources, Inc. (a)	4,484,230	44,707,773
SM Energy Co.	1,386,700	41,725,803

Company	Shares	U.S. $ Value
SRC Energy, Inc. (a)	3,372,210	$31,395,275

		182,088,255

		292,458,288

Real Estate - 8.3%
Equity Real Estate Investment Trusts (REITs) - 8.3%
American Campus Communities, Inc.	934,300	39,175,199
Camden Property Trust	457,570	43,496,604
CubeSmart	1,015,200	31,014,360
Education Realty Trust, Inc.	637,163	26,365,805
Empire State Realty Trust, Inc. - Class A	1,914,019	33,667,594
Gramercy Property Trust	778,701	21,297,472
STAG Industrial, Inc.	1,513,570	43,696,766
Sun Communities, Inc.	393,880	40,640,539

		279,354,339

Health Care - 4.6%
Health Care Providers & Services - 3.3%
LifePoint Health, Inc. (a)	626,767	40,363,794
Molina Healthcare, Inc. (a)	266,893	36,831,234
WellCare Health Plans, Inc. (a)	109,826	33,230,053

		110,425,081

Life Sciences Tools & Services - 1.3%
ICON PLC (a)	294,085	43,824,547

		154,249,628

Materials - 4.5%
Chemicals - 2.1%
Orion Engineered Carbons SA (b)	838,390	30,182,040
Stepan Co.	28,611	2,552,387
Trinseo SA	504,660	38,934,519

		71,668,946

Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	2,715,000	38,607,300

Metals & Mining - 1.3%
Alcoa Corp. (a)	971,560	43,399,585

		153,675,831

Utilities - 4.3%
Electric Utilities - 2.7%
Alliant Energy Corp.	782,139	33,506,835
PNM Resources, Inc.	705,273	27,470,383
Portland General Electric Co.	684,850	31,777,040

		92,754,258

Gas Utilities - 0.9%
Southwest Gas Holdings, Inc.	379,350	29,331,342

Multi-Utilities - 0.7%
Black Hills Corp.	395,744	23,289,535

		145,375,135

Company	Shares	U.S. $ Value
Consumer Staples - 3.9%
Beverages - 1.1%
Cott Corp.	2,369,486	$36,963,981

Food & Staples Retailing - 1.0%
US Foods Holding Corp. (a)	995,330	32,437,805

Food Products - 1.8%
Ingredion, Inc.	181,423	18,336,423
Nomad Foods Ltd. (a)	2,060,630	42,964,135

		61,300,558

		130,702,344

Total Common Stocks (cost $2,689,439,833)		3,319,964,120

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (c)(d)(e) (cost $53,544,425)	53,544,425	53,544,425

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $2,742,984,258)		3,373,508,545

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (c)(d)(e) (cost $20,188,942)	20,188,942	20,188,942

Total Investments - 100.7% (cost $2,763,173,200) (f)		3,393,697,487
Other assets less liabilities - (0.7)%		(21,941,863)

Net Assets - 100.0%		$3,371,755,624

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $699,779,101 and gross unrealized depreciation of investments was $(69,254,814), resulting in net unrealized appreciation of $630,524,287.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Discovery Value Fund

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$3,319,964,120		$	– 0	–	$	– 0	–	$3,319,964,120
Short-Term Investments	53,544,425			– 0	–		– 0	–	53,544,425
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	20,188,942			– 0	–		– 0	–	20,188,942

Total Investments in Securities	3,393,697,487			– 0	–		– 0	–	3,393,697,487
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$3,393,697,487		$	– 0	–	$	– 0	–	$3,393,697,487

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$31,779	$652,333	$630,568	$53,544	$602
Government Money Market Portfolio*	109,460	544,441	633,712	20,189	613

Total	$141,239	$1,196,774	$1,264,280	$73,733	$1,215

*	Investments of cash collateral for securities lending transactions

AB Value Fund

Portfolio of Investments

August 31, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.8%
Financials - 25.0%
Banks - 12.1%
Bank of America Corp.	460,352	$14,238,687
Comerica, Inc.	81,545	7,949,007
Wells Fargo & Co.	340,119	19,890,159
Zions Bancorporation	128,855	6,866,683

		48,944,536

Capital Markets - 1.1%
Goldman Sachs Group, Inc. (The)	18,337	4,360,722

Consumer Finance - 5.4%
Capital One Financial Corp.	112,885	11,185,774
OneMain Holdings, Inc. (a)	121,284	4,451,123
Synchrony Financial	195,018	6,176,220

		21,813,117

Insurance - 6.4%
American International Group, Inc.	216,743	11,524,226
Everest Re Group Ltd.	26,308	5,867,210
Fidelity National Financial, Inc.	215,392	8,637,219

		26,028,655

		101,147,030

Information Technology - 13.3%
Communications Equipment - 4.8%
Finisar Corp. (a)	166,432	3,395,213
Juniper Networks, Inc.	295,074	8,388,954
Nokia Oyj (Sponsored ADR) - Class A	1,382,970	7,675,483

		19,459,650

Software - 4.6%
Oracle Corp.	382,864	18,599,533

Technology Hardware, Storage & Peripherals - 3.9%
HP, Inc.	364,899	8,994,761
NCR Corp. (a)	99,386	2,823,556
Xerox Corp.	135,827	3,784,140

		15,602,457

		53,661,640

Health Care - 12.4%
Biotechnology - 2.7%
Gilead Sciences, Inc.	141,341	10,703,754

Health Care Providers & Services - 5.0%
Aetna, Inc.	35,613	7,132,216
Cigna Corp.	48,208	9,079,495
McKesson Corp.	31,163	4,012,236

		20,223,947

Pharmaceuticals - 4.7%
AstraZeneca PLC (Sponsored ADR)	132,223	5,069,430
Novo Nordisk A/S (Sponsored ADR)	181,972	8,947,563

Company	Shares	U.S. $ Value
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	223,318	$5,116,215

		19,133,208

		50,060,909

Consumer Discretionary - 12.3%
Auto Components - 2.7%
Lear Corp.	23,418	3,798,400
Magna International, Inc. - Class A	130,676	7,072,185

		10,870,585

Media - 7.3%
Charter Communications, Inc. - Class A (a)	21,116	6,554,406
Comcast Corp. - Class A	381,088	14,096,445
Twenty-First Century Fox, Inc. - Class A	196,984	8,943,074

		29,593,925

Specialty Retail - 1.5%
Michaels Cos., Inc. (The) (a)	150,568	2,558,150
Signet Jewelers Ltd.	51,235	3,289,287

		5,847,437

Textiles, Apparel & Luxury Goods - 0.8%
Skechers U.S.A., Inc. - Class A (a)	111,969	3,300,846

		49,612,793

Energy - 11.7%
Energy Equipment & Services - 1.7%
Dril-Quip, Inc. (a)	35,539	1,871,128
RPC, Inc. (b)	350,519	4,795,100

		6,666,228

Oil, Gas & Consumable Fuels - 10.0%
Cimarex Energy Co.	41,222	3,482,435
Devon Energy Corp.	151,642	6,509,991
EOG Resources, Inc.	123,351	14,583,789
Hess Corp.	93,878	6,321,744
Marathon Petroleum Corp.	117,007	9,628,506

		40,526,465

		47,192,693

Consumer Staples - 6.3%
Beverages - 1.8%
PepsiCo, Inc.	65,273	7,311,229

Food & Staples Retailing - 1.3%
US Foods Holding Corp. (a)	158,249	5,157,335

Tobacco - 3.2%
British American Tobacco PLC (Sponsored ADR)	91,875	4,444,912
Philip Morris International, Inc.	111,490	8,683,956

		13,128,868

		25,597,432

Company	Shares	U.S. $ Value
Industrials - 5.1%
Aerospace & Defense - 2.9%
Raytheon Co.	58,101	$11,587,663

Airlines - 1.1%
JetBlue Airways Corp. (a)	237,976	4,540,582

Machinery - 1.1%
Oshkosh Corp.	66,025	4,638,917

		20,767,162

Utilities - 4.8%
Electric Utilities - 3.3%
American Electric Power Co., Inc.	126,746	9,091,491
Edison International	66,395	4,364,143

		13,455,634

Multi-Utilities - 1.5%
NiSource, Inc.	223,841	6,059,376

		19,515,010

Materials - 3.9%
Chemicals - 2.7%
CF Industries Holdings, Inc.	83,469	4,336,214
Mosaic Co. (The)	206,858	6,468,450

		10,804,664

Metals & Mining - 1.2%
Alcoa Corp. (a)	114,979	5,136,112

		15,940,776

Telecommunication Services - 2.8%
Wireless Telecommunication Services - 2.8%
T-Mobile US, Inc. (a)	171,090	11,298,784

Real Estate - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Mid-America Apartment Communities, Inc.	40,960	4,241,818
Sun Communities, Inc.	43,590	4,497,616

		8,739,434

Total Common Stocks (cost $344,699,321)		403,533,663

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (c)(d)(e) (cost $1,058,700)	1,058,700	1,058,700

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $345,758,021)		$404,592,363

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.87% (c)(d)(e) (cost $4,143,136)	4,143,136	4,143,136

Total Investments - 101.1% (cost $349,901,157) (f)		408,735,499
Other assets less liabilities - (1.1)%		(4,326,420)

Net Assets - 100.0%		$404,409,079

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,955,672 and gross unrealized depreciation of investments was $(17,121,330), resulting in net unrealized appreciation of $58,834,342.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Value Fund

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$403,533,663		$	– 0	–	$	– 0	–	$403,533,663
Short-Term Investments	1,058,700			– 0	–		– 0	–	1,058,700
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,143,136			– 0	–		– 0	–	4,143,136

Total Investments in Securities	408,735,499			– 0	–		– 0	–	408,735,499
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$408,735,499		$	– 0	–	$	– 0	–	$408,735,499

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$84,832	$83,773	$1,059	$21
Government Money Market Portfolio*	11,644	112,069	119,570	4,143	62

Total	$11,644	$196,901	$203,343	$5,202	$83

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Trust

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2018